COMMITMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
COMMITMENT (Tables)
Schedule of future minimum rental payments for operating leases
Lease Commitment
(unaudited)
Six months ending December 31,
2019	$449,326
Year ending December 31,
2020	655,983
2021	101,746
2022	37,820
2023	37,820
2024	37,820
Thereafter	678,332
Total	$1,998,847

Lease Commitment

Year ending December 31,
2019	$890,230
2020	657,083
2021	101,917
2022	37,883
2023	37,883
Thereafter	717,353
Total	$2,442,349